Intangible Assets - Schedule of Goodwill (Detail) - GBP (£) £ in Millions	Dec. 31, 2017	Dec. 31, 2016
Disclosure of goodwill [line items]
Net book value	£ 1,203	£ 1,203
Cost [member]
Disclosure of goodwill [line items]
Net book value	1,285	1,285
Accumulated Impairment [member]
Disclosure of goodwill [line items]
Net book value	£ (82)	£ (82)